Commitments and Contingent Liabilities - Aggregate minimum commitments under non-cancelable operating leases (Details) (USD $)	Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2014	$ 152,094
2015	106,205
2016 and thereafter
Total Minimum Lease Payments	$ 258,299